LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2021	December 31,2020
Furniture and education equipment	$22,367	$13,703
Computer equipment and software	71,553	70,586
Leasehold improvements	71,579	70,811
	$165,499	$155,100
Less: accumulated depreciation	(122,911)	(101,124)
	$42,588	$53,976

Depreciation expense for the six months ended June 30, 2021 and 2020 was $26,014 and $19,502, respectively. The Company did not record any long-lived asset impairment losses during the six months ended June 30, 2021 and the year ended December 31, 2020.